Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income And Expenses [Abstract]
Summary of Components of Other Income (Expenses), Net

Year ended December 31,	2023	2024	2025
	(’000)	(’000)	(’000)
Interest expense	$(8,252)	$(9,685)	$(8,617)
Foreign exchange gain (loss), net	(40)	263	(104)
Gain(loss) from disposal of non-current assets(1)	—	—	19,137
Impairment on real estate properties held for sales	—	—	(429)
Impairment on property, plant and equipment	—	(3,404)	—
Expenditure on fines	(151)	(127)	(126)
Debt restructuring gain(2)	364	73,828	—
Write off lease liability gain	—	2,360	—
Others	116	445	485
	$(7,963)	$63,680	$10,346

(1)
The gain from disposal of non-current assets mainly arose from the disposal of Wuxi property as disclosed in Note 4 to the consolidated financial statements.
(2)
The debt restructuring gain in 2024 mainly arose from the Global Settlement with GSL and the settlement arrangement with West Ridge as disclosed in Note 15(b).